Summary of Operations and Significant Accounting Policies (Details 4) (USD $)	3 Months Ended	12 Months Ended		0 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2012 Maximum	Jul. 02, 2012 Equitrans, L.P.
Income Taxes
Elimination of net current and deferred tax liabilities	$ 9,794,000	$ 143,587,000		$ 143,600,000
Recently Issued Accounting Standards
Period up to which the entity will remain an emerging growth company			5 years
Revenue to be maintained in a fiscal year to remain an emerging growth company			1,000,000,000
Market value of limited partner interests held by non-affiliates to be maintained to remain an emerging growth company			700,000,000
Non-convertible debt that can be issued over a three-year period to remain an emerging growth company			$ 1,000,000,000
Period considered for issuance of non-convertible debt in order to remain an emerging growth company		3 years